Share capital and additional paidin capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and additional paid-in capital
Disclosure Of Issued Share Capital And Additional Paid-in Capital
	Number of shares	Ordinary shares	Additional paid-in capital	Total	Non- controlling interest	Total equity
	(thousands)	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2020	1,001,131	326	383,174	383,500	95,875	479,375
Shares issued during the year	1,070	*-	-	-	*-	*-
At December 31, 2020	1,002,201	326	383,174	383,500	95,875	479,375
Shares issued during the year	-	-	-	-	-	-
At December 31, 2021	1,002,201	326	383,174	383,500	95,875	479,375
Shares issued during the year	40,257	14	510	524	-	524
At December 31, 2022	1,042,458	340	383,684	384,024	95,875	479,899